Note 16 - Investment in Joint Venture and Other Investment - Summarized Financial Information for the Joint Venture (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Voyage revenue	$ 29,789,036	$ 39,656,670	$ 42,586,963
Euromar LLC, The Joint Venture [Member]
Current assets	13,253,581	11,880,202	9,520,607
Non current assets	193,942,132	223,366,979	252,531,888
Current liabilities	103,687,334	116,207,106	16,194,148
Non current liabilities	5,010,852	3,495,007	115,181,837
Members’ contributions	175,000,000	175,000,000	175,000,000
Voyage revenue	24,910,758	34,419,758	31,663,989
Net revenue	23,949,441	33,114,016	30,269,066
Operating loss	(9,165,809)	(7,912,039)	(11,058,601)
Net loss	$ (17,112,389)	$ (15,108,751)	$ (17,798,476)